Loans and Allowance for Loan Losses - Classes of loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 189,447,546	$ 187,477,065
Less Net deferred loan fees	10,486	21,667
Less Allowance for loan losses	2,879,510	3,007,395
Net loans	186,557,550	184,448,003
Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	133,351,308	136,666,343
Mortgage loans on real estate | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	45,844,543	45,311,103
Mortgage loans on real estate | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	37,260,090	41,477,480
Mortgage loans on real estate | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,129,028	38,271,758
Mortgage loans on real estate | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,117,647	11,606,002
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	26,934,790	21,617,744
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,400,651	14,649,622
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 15,760,797	$ 14,543,356